Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Liabilities

Other liabilities by type
	2017	2016
Net defined benefit liability	476	521
Other post-employment benefits	87	87
Other staff-related liabilities	504	498
Other taxation and social security contributions	479	495
Accrued interest	3,606	4,394
Costs payable	2,599	2,242
Share-based payment plan liabilities	23	26
Amounts to be settled	5,017	6,391
Other	3,273	2,198

	16,064	16,852